Acquisition Revenue and Earnings of Combined Entity Reverse Acquisition (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Business Acquisition [Line Items]
Revenue	$ 27,424,586	$ 23,550,648	$ 71,135,944	$ 62,632,693	$ 87,259,255	$ 46,048,037
Income (loss) from continuing operations	1,682,098	(13,892,127)	12,878	(14,154,856)	(14,219,869)	3,775,760
Net income (loss)	1,562,313	(14,088,832)	(607,945)	(14,351,561)	(15,059,107)	3,775,760
Net Income (Loss) Attributable to Foundation	353,665	(16,491,364)	(2,662,817)	(15,874,006)	(19,404,524)	3,728,893
Net Income (Loss) per Share Attributable to Foundation	$ 0.01	$ (1.09)	$ (0.19)	$ (1.31)	$ (1.50)	$ 0.21
Graymark
Business Acquisition [Line Items]
Revenue			1,531,445				968,729
Income (loss) from continuing operations			(4,771,630)				(23,413,107)
Net income (loss)			(3,919,625)				(24,995,058)
Net Income (Loss) Attributable to Foundation			(3,919,625)				(24,995,058)
Net Income (Loss) per Share Attributable to Foundation			$ (0.23)
Supplemental Pro Forma, Revenues				69,993,313	94,514,058	70,178,706
Supplemental Pro Forma, Loss from Continuing Operations				(25,858,257)	(24,733,907)	(18,792,393)
Supplemental Pro Forma, Net Loss				(18,695,228)	(19,402,769)	(19,016,863)
Supplemental Pro Forma, Net Loss Attributable to Foundation				$ (20,086,112)	$ (23,616,628)	$ (18,720,810)
Supplemental Pro Forma, Net Loss Per Share Attributable to Foundation				$ (1.58)	$ (1.73)	$ (1.64)